Other Long-Term Liabilities (Tables)	12 Months Ended
Apr. 30, 2016
Other Long-Term Liabilities

The Company had the following long-term liabilities at April 30, 2016 and May 2, 2015:

	April 30, 2016	May 2, 2015
Deferred rent	$70,006	$90,871
Tax liabilities and reserves	13,758	43,090
Insurance liabilities	15,219	15,277
Other	15,201	12,971

Total other long-term liabilities	$114,184	$162,209